Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted

	For the Year Ended December 31,
	2018	2019	2020
Cost of sales	9,289	9,763	5,564
Research and development expenses	109,124	82,680	51,024
Selling, general and administrative expenses	561,055	241,052	130,506
Total	679,468	333,495	187,094

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2017	57,775,914	0.57	8.52	114,299
Granted	47,216,792	2.79	—	—
Exercised	(7,732,317)	0.40	—	—
Cancelled	(5,498,453)	1.17	—	—
Expired	(687,796)	0.62	—	—
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Granted	33,964,176	3.29	—	—
Exercised	(20,133,668)	0.49	—	—
Cancelled	(14,759,778)	2.69	—	—
Expired	(1,300,898)	4.11	—	—
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	16,077,700	8.09	—	—
Exercised	(15,253,500)	1.55	—	—
Cancelled	(9,030,781)	3.02	—	—
Expired	(1,318,892)	4.49	—	—
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Vested and expected to vest as of December 31, 2018	88,168,431	1.67	8.21	413,978
Exercisable as of December 31, 2018	32,959,964	0.73	7.45	185,787
Vested and expected to vest as of December 31, 2019	85,578,313	2.37	6.76	159,483
Exercisable as of December 31, 2019	32,925,154	1.78	6.34	80,801
Vested and expected to vest as of December 31, 2020	78,405,625	3.58	6.39	3,540,734
Exercisable as of December 31, 2020	32,504,454	2.28	6.24	1,510,113

Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	2018			2019			2020
Exercise price (US$)	0.10	-	6.74	1.80	-	7.09	2.38	-	48.45
Fair value of the ordinary shares on the date of option grant (US$)	3.38	-	6.74	1.80	-	7.09	2.38	-	48.45
Risk-free interest rate	2.74%	-	3.15%	1.66%	-	2.54%	0.50%	-	1.00%
Expected term (in years)	7	-	10	7	-	10	7	-	10
Expected dividend yield			0%			0%			0%
Expected volatility	47%	-	51%	44%	-	52%	54%	-	55%
Expected forfeiture rate (post-vesting)	5%	-	8%	6%	-	8%	2%	-	6%

Stock Liability Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

2018
Exercise price	1.74
Fair value of the Preferred Shares on the measurement date	4.54
Risk-free interest rate	2%
Remaining life (in years)	0.26
Expected dividend yield	0%
Expected volatility	43%-44%

Employees | Prime Hubs Restricted Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Shares	Weighted Average
Employees	Outstanding	Grant Date Fair Value
		US$
Unvested as of December 31, 2017	7,058,338	1.04
Vested	(7,058,338)	1.04
Unvested as of December 31, 2018, 2019 and 2020	—	—

Employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2017	1,112,977	0.96
Vested	(608,406)	0.96
Forfeited	(63,058)	0.96
Unvested at December 31, 2018	441,513	0.96
Vested	(362,685)	0.96
Forfeited	(78,828)	0.96
Unvested at December 31, 2019, and 2020	—	—

Non-employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	63,897	6.60
Vested	(31,949)	6.60
Unvested at December 31, 2019	31,948	6.60
Granted	3,869,213	20.07
Vested	(2,165,417)	3.85
Unvested at December 31, 2020	1,735,744	40.05